Investor Service Class | Money Market Portfolio
Summary of the Investor Service Shares of the Money Market Portfolio
:	Investment Objective

The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

:	Fees and Expenses of the Money Market Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Investor Service Shares of the Money Market Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees -	Investor Service Class Money Market Portfolio Investor Service Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Investor Service Class Money Market Portfolio Investor Service Shares
Management Fees	0.12%
Distribution and Service (12b-1) Fees	0.70%
Other Expenses (includes Administration Fees listed below)	0.16%
Administration Fees	0.05%
Total Annual Fund Operating Expenses	0.98%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Service Shares of the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investor Service Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Service Shares of the Money Market Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Service Class Money Market Portfolio Investor Service Shares	100	312	542	1,201

:	Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers' acceptances, high quality commercial paper, loan participation interests, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

:	Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund's shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

•

The Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

:	Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Investor Service Shares of the Money Market Portfolio. The bar chart shows changes in the Investor Service Shares of the Money Market Portfolio's performance from year to year. The table shows the Portfolio's average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Service Shares of the Money Market Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

Money Market Portfolio – Investor Service Shares % Total Return Calendar Year End

As of June 30, 2011, the Money Market Portfolio Investor Service Shares had a year-to-date return of 0.00%

The Money Market Portfolio Investor Service Shares' highest quarterly return was 1.13% for the quarter ended September 30, 2007; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2010
Average Annual Total Returns -		Investor Service Class Money Market Portfolio Investor Service Shares
One Year		none
Since Inception	[1]	1.65%
[1]	The inception date for the Money Market Portfolio's Investor Service Shares was February 12, 2007.